Financial assets at amortized cost - Securities (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gains / (Losses)	R$ (114)	R$ (84)
Government Securities [member]
IfrsStatementLineItems [Line Items]
Gains / (Losses)	(1)
Korea [Member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Expected loss		(4)
Expected loss	(2)
Spain [Member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Expected loss	(1)	(3)
Expected loss	(2)	(1)
Chile [Member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Expected loss		(1)
Expected loss
Stage One [member]
IfrsStatementLineItems [Line Items]
Expected loss	(74)	(185)
Gains / (Losses)	(80)	188
Purchases	(149)	(147)
Settlements	42	70
Transfer to Stage 2	53
Transfer to Stage 3	3
Cure from Stage 2	(3)
Expected loss	(208)	(74)
Transfer to Stage 3	(3)
Settlements	(42)	(70)
Transfer to Stage 2	(53)
Stage One [member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Expected loss	(7)	(14)
Gains / (Losses)	8	37
Purchases	(18)	(36)
Settlements	6	6
Expected loss	(11)	(7)
Settlements	(6)	(6)
Stage One [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Expected loss	(30)	(127)
Gains / (Losses)	(95)	144
Purchases	(131)	(111)
Settlements	36	64
Transfer to Stage 2	53
Transfer to Stage 3	3
Cure from Stage 2	(3)
Expected loss	(167)	(30)
Transfer to Stage 3	(3)
Settlements	(36)	(64)
Transfer to Stage 2	(53)
Stage One [member] | Corporate Securities [Member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Expected loss	(5)	(23)
Gains / (Losses)	(65)	39
Purchases	(64)	(24)
Settlements	8	3
Transfer to Stage 2	21
Transfer to Stage 3	3
Cure from Stage 2	(3)
Expected loss	(105)	(5)
Transfer to Stage 3	(3)
Settlements	(8)	(3)
Transfer to Stage 2	(21)
Stage One [member] | Corporate Securities [Member] | Bank Deposit Certificates [Member]
IfrsStatementLineItems [Line Items]
Expected loss	(1)
Gains / (Losses)	1	1
Purchases		(10)
Settlements		8
Expected loss		(1)
Settlements		(8)
Stage One [member] | Corporate Securities [Member] | Real Estate Receivables Certificates [Member]
IfrsStatementLineItems [Line Items]
Expected loss	(1)	(8)
Gains / (Losses)	14	6
Purchases	(19)
Settlements	2	1
Expected loss	(4)	(1)
Settlements	(2)	(1)
Stage One [member] | Corporate Securities [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Expected loss	(18)	(78)
Gains / (Losses)	(42)	74
Purchases	(31)	(52)
Settlements	15	38
Transfer to Stage 2	32
Expected loss	(44)	(18)
Settlements	(15)	(38)
Transfer to Stage 2	(32)
Stage One [member] | Corporate Securities [Member] | Eurobonds and others [Member]
IfrsStatementLineItems [Line Items]
Expected loss	(2)	(1)
Gains / (Losses)		8
Purchases		(20)
Settlements	2	11
Expected loss		(2)
Settlements	(2)	(11)
Stage One [member] | Corporate Securities [Member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Expected loss	(2)
Gains / (Losses)	(1)
Purchases	(14)
Settlements	4
Expected loss	(13)	(2)
Settlements	(4)
Stage One [member] | Corporate Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Expected loss	(1)	(7)
Gains / (Losses)	(2)	6
Purchases	(3)
Settlements	5
Expected loss	(1)	(1)
Settlements	(5)
Stage One [member] | Corporate Securities [Member] | Promissory Notes [member]
IfrsStatementLineItems [Line Items]
Expected loss	(2)	(10)
Gains / (Losses)		10
Purchases		(5)
Settlements		3
Expected loss		(2)
Settlements		(3)
Stage One [member] | Brazil [Member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Expected loss	(37)	(44)
Gains / (Losses)	7	7
Expected loss	(30)	(37)
Stage One [member] | Colombia [Member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Expected loss	(1)
Gains / (Losses)	1	4
Purchases	(1)	(6)
Settlements		(1)
Expected loss	(1)	(1)
Settlements		1
Stage One [member] | Korea [Member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Gains / (Losses)	(2)	7
Purchases		(3)
Stage One [member] | Spain [Member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Gains / (Losses)		6
Purchases	(1)	(5)
Settlements		(1)
Settlements		1
Stage One [member] | Mexico [Member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Expected loss	(5)	(6)
Gains / (Losses)	9	19
Purchases	(16)	(22)
Settlements	6	(4)
Expected loss	(6)	(5)
Settlements	(6)	4
Stage One [member] | Chile [Member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Gains / (Losses)		1
Stage Two [Member]
IfrsStatementLineItems [Line Items]
Expected loss	(38)	(53)
Gains / (Losses)	(136)	19
Purchases	(3)	(20)
Settlements	104	16
Transfer to Stage 3	(9)
Expected loss	(114)	(38)
Cure from Stage 1	3
Transfer to Stage 3	9
Transfer to Stage 1	(53)
Settlements	(104)	(16)
Stage Two [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Expected loss	(38)	(53)
Gains / (Losses)	(136)	19
Purchases	(3)	(20)
Settlements	104	16
Transfer to Stage 3	(9)
Expected loss	(114)	(38)
Cure from Stage 1	3
Transfer to Stage 3	9
Transfer to Stage 1	(53)
Settlements	(104)	(16)
Stage Two [Member] | Corporate Securities [Member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Expected loss		(2)
Gains / (Losses)	(12)	2
Purchases	(3)
Transfer to Stage 3	(9)
Expected loss	(24)
Cure from Stage 1	3
Transfer to Stage 3	9
Transfer to Stage 1	(21)
Stage Two [Member] | Corporate Securities [Member] | Real Estate Receivables Certificates [Member]
IfrsStatementLineItems [Line Items]
Expected loss		(4)
Settlements		(4)
Settlements		4
Stage Two [Member] | Corporate Securities [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Expected loss	(38)	(47)
Gains / (Losses)	(120)	17
Settlements	(104)	(12)
Expected loss	(86)	(38)
Transfer to Stage 1	(32)
Settlements	104	12
Stage Two [Member] | Corporate Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Gains / (Losses)	(4)
Expected loss	(4)
Stage three [Member]
IfrsStatementLineItems [Line Items]
Expected loss	(1,836)	(2,827)
Gains / (Losses)	(244)	610
Purchases	(27)	(51)
Settlements	403	432
Transfer to Stage 2	9
Expected loss	(1,716)	(1,836)
Transfer to Stage 1	(3)
Settlements	(403)	(432)
Transfer to Stage 2	(9)
Stage three [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Expected loss	(1,836)	(2,827)
Gains / (Losses)	(244)	610
Purchases	(27)	(51)
Settlements	403	432
Transfer to Stage 2	9
Expected loss	(1,716)	(1,836)
Transfer to Stage 1	(3)
Settlements	(403)	(432)
Transfer to Stage 2	(9)
Stage three [Member] | Corporate Securities [Member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Expected loss	(9)
Gains / (Losses)	7	6
Purchases	(6)	(15)
Settlements	(9)
Transfer to Stage 2	9
Expected loss	(11)	(9)
Transfer to Stage 1	(3)
Settlements	9
Transfer to Stage 2	(9)
Stage three [Member] | Corporate Securities [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Expected loss	(1,827)	(2,827)
Gains / (Losses)	(251)	604
Purchases	(21)	(36)
Settlements	(394)	(432)
Expected loss	(1,705)	(1,827)
Settlements	R$ 394	R$ 432